CONVERTIBLE REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Jun. 30, 2022
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Summary of roll-forward of carrying amount of convertible redeemable preferred shares

	Series Seed	Series A	Series A-1	Series A-2	Series A-3	Series B	Series B+	Series C	Total
Balance as of July 1, 2019	$1,274,990	$3,465,025	$6,545,180	$2,999,512	$3,681,170	$—	$—	$—	$17,965,877
Accretion of preferred shares	—	342,283	684,567	342,283	427,854	—	—	—	1,796,987
Foreign exchange adjustment	(36,110)	(99,792)	(188,685)	(86,608)	(106,327)	—	—	—	(517,522)
Balance as of June 30, 2020	$1,238,880	$3,707,516	$7,041,062	$3,255,187	$4,002,697	$—	$—	$—	$19,245,342
Issuance of preferred shares in exchange of cash	—	—	—	—	—	17,550,274	10,478,571	—	28,028,845
Issuance cost in issuance of preferred shares in exchange of cash	—	—	—	—	—	(191,622)	(111,780)	—	(303,402)
Re-designation of preferred shares	(231,003)	(1,173,993)	(2,246,285)	646,481	—	2,143,716	861,084	—	—
Accretion of preferred shares	—	219,426	487,866	286,141	354,146	1,111,345	570,605	—	3,029,529
Deemed dividends	—	—	635,609	17,724	—	1,314,269	117,184	—	2,084,786
Contribution from preferred shareholders in connection with modification	—	(209)	(51,555)	(22,304)	(27,880)	—	—	—	(101,948)
Foreign exchange adjustment	110,835	324,933	633,472	330,580	385,598	1,147,601	399,897	—	3,332,916
Balance as of June 30, 2021	$1,118,712	$3,077,673	$6,500,169	$4,513,809	$4,714,561	$23,075,583	$12,315,561	$—	$55,316,068
Issuance of preferred shares in exchange of cash	—	—	—	—	—	—	—	11,807,305	11,807,305
Accretion of preferred shares	—	175,472	337,994	288,998	309,818	1,487,127	867,491	398,530	3,865,430
Foreign exchange adjustment	(40,336)	(117,323)	(246,610)	(173,217)	(181,210)	(885,874)	(475,471)	—	(2,120,041)
Balance as of June 30, 2022	$1,078,376	$3,135,822	$6,591,553	$4,629,590	$4,843,169	$23,676,836	$12,707,581	$12,205,835	$68,868,762